SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 7 -  SUBSEQUENT EVENTS

The Company has evaluated subsequent events from February 28, 2023 to May 8, 2023 (date the financial statements were issued) and has determined that there are no items to disclose.